Business Combinations	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Business Combinations
29.	BUSINESS COMBINATIONS

a.	Subsidiaries acquired

	Principal Activity	Date of Acquisition	Proportion of Voting Equity Interests Acquired (%)	Consideration Transferred
				NT$	US$ (Note 4)

AMPI	Engaged in the manufacturing of integrated circuit	April 30, 2019	50.97	$ 250,000

ASEEE	Engaged in the production of embedded substrate	April 26, 2019	51.00	$ —

USIPL	Engaged in the design and manufacturing of electronic components and new electronic applications	October 31, 2019	60.00	$ 313,057

FAFG	Holding company and the group engaged in the design and manufacturing of electronic components	December 1, 2020	100.00	$ 12,443,637

ITGEU	Trading company	October 21, 2021	100.00	$ 50,368	$ 1,816

SER	Engaged in the design and manufacturing of electronic components	November 2, 2021	100.00	$ 217,919	$ 7,856

b.	Consideration Transferred

	AMPI	ASEEE	USIPL	FAFG (Retrospectively Adjusted)	ITGEU		SER
	NT$	NT$	NT$	NT$	NT$	US$ (Note 4)	NT$	US$ (Note 4)

Cash	$250,000	$—	$313,057	$11,094,802	$50,368	$1,816	$217,919	$7,856
Equity instrument issued	—	—	—	1,734,570	—	—	—	—
Contingent consideration arrangement	—	—	—	(385,735)	—	—	—	—

Fair value of identifiable net assets acquired	$250,000	$—	$313,057	$12,443,637	$50,368	$1,816	$217,919	$7,856

In April 2019, the Group’s subsidiary, ASE Test, Inc., subscribed for 100,000 thousand ordinary shares of AMPI from its private placement with NT$250,000 thousand in cash. The percentage of the Group’s ownership in AMPI then increased to 50.97% and, therefore, the Group obtained control over AMPI. The investment in ordinary shares of AMPI originally accounted for using the equity method was remeasured to the fair value at the acquisition date and the Group recognized remeasurement gain of NT$243,057 thousand under the line item of other gains and losses.
In April 2019, ASE entered into a memorandum of understanding with TDK Corporation (“TDK”) in relation to ASEEE that was incorporated by a joint venture agreement entered into by the Group and TDK. In addition to a reduction of one legal representative director of TDK, which resulted in that the Group obtained control over ASEEE starting from April 2019 and the investments in ASEEE originally accounted for using the equity method was remeasured to its fair value at the acquisition date with a remeasurement gain of NT$76,655 thousand under the line item of other gains and losses (Note 25), the memorandum of understanding set out that, after ASEEE offset its accumulated deficits against its capital in an amount of NT$1,147,595 thousand, ASE subscribed all of 150,000 thousand ordinary shares newly issued by ASEEE through its capital increase by cash in an amount of NT$1,500,000 thousand in May 2019 and then repurchased all of ASEEE’s ordinary shares held by TDK in an amount of US$6,000 thousand in July 2019. As a result, the Group eventually held 100% of ownership in ASEEE (Note 31). Furthermore, ASE merged ASEEE in February 2020.
In October 2019, the Group’s subsidiary, Universal Global Electronics Co., Ltd., acquired 60% shareholdings of USIPL with a total consideration based on independent professional appraisal reports.
In December 2020, the Group’s subsidiary, USIFR, paid NT$10,800,558 thousand (equivalent to US$368,753 thousand) in cash and the Group’s subsidiary, USISH, issued its 25,940 thousand new ordinary shares, respectively, to acquire 100% shareholdings of FAFG. In addition, according to the share purchase agreement, USIFR is obliged to pay an earn-out
amount up to US$42,805 thousand in 2023 if FAFG’s net profit in 2021 and 2022 reaches the predetermined target. In December 2020, USIFR deposited NT$294,244 thousand (equivalent to US$10,122 thousand) in advance to trust account. Based on the valuation report of fair
value of contingent consideration, USIFR will be able to receive NT$385,735 thousand back, of which NT$294,244 thousand will be received from trust account while NT$91,491 thousand will be received additionally.
In November 2021, the Group’s subsidiary, ASTEELFLASH FRANCE, acquired 100% shareholdings of SER and o
btain
ed
control over SER. In November 2021, the board of directors of ASTEELFLASH FRANCE further resolved to merge SER
.
 December 28,
202
1
 was
the
record date for the merger and such merger was completed.

c.	Assets acquired and liabilities assumed at the date of acquisition

	AMPI	ASEEE	USIPL	FAFG	ITGEU		SER
	NT$	NT$	NT$	NT$	NT$	US$ (Note 4)	NT$	US$ (Note 4)

Assets
Cash and cash equivalents	$349,496	$23,197	$108,718	$2,349,164	$68,719	$2,477	$18,850	$680
Trade and other receivables	371,144	5,732	58,713	4,434,296	41,832	1,508	40,671	1,466
Inventories	403,887	11,033	229	4,836,819	—	—	375,912	13,551
Property, plant and equipment	683,207	1,361,572	525,048	2,882,720	94	3	37,672	1,357
Intangible assets	128,900	290,757	11,704	1,541,155	32	1	368	14
Others	237,766	317,888	99,112	1,919,118	2,828	102	186,377	6,719
Liabilities
Trade and other payables	(224,295)	(133,278)	(217,887)	(4,575,720)	(29,165)	(1,051)	(214,883)	(7,746)
Borrowings and bonds payables	(951,519)	(1,371,395)	(190,737)	(356,417)	—	—	—	—
Others	(148,723)	(290,273)	(63,708)	(3,155,051)	(858)	(31)	(227,048)	(8,185)

Fair value of identifiable net assets acquired	$849,863	$215,233	$331,192	$9,876,084	$83,482	$3,009	$217,919	$7,856

A call option on the remaining 40%
non-controlling
interests of USIPL was stipulated in the equity transfer agreement. The Group recognized the call option under the line item of financial assets at FVTPL and exercised it in June 2020 (Note 31).

d.	Non-controlling interest
Non-controlling interests of AMPI and ASEEE were measured at their proportionate share of their fair value of AMPI’s and ASEEE’s identifiable net assets, respectively.
Non-controlling interests of USIPL were measured at fair value at the acquisition date by using market approach incorporating transaction prices of comparable companies and the discount rate for lack of control. The significant unobservable inputs is the discount rate for lack of control of 31%.
Non-controlling
interests of FAFG were measured at its proportionate share of the fair value of FAFG’s identifiable net assets.
e.	Goodwill recognized on acquisitions or gain recognized in bargain purchase transaction

	AMPI	ASEEE	USIPL	FAFG	ITGEU		SER
	NT$	NT$	NT$	NT$	NT$	US$ (Note 4)	NT$	US$ (Note 4)

Consideration transferred	$250,000	$—	$313,057	$12,443,637	$50,368	$1,816	$217,919	$7,856
Add: Fair value of investments previously owned	315,925	117,609	—	—	—	—	—	—
Add: Non-controlling interests	416,716	105,464	142,494	289	—	—	—	—
Less: Fair value of identifiable net assets acquired	(849,863)	(215,233)	(331,192)	(9,876,084)	(83,482)	(3,009)	(217,919)	(7,856)

Goodwill recognized on acquisition (gain recognized in bargain purchase transaction)	$132,778	$7,840	$124,359	$2,567,842	$(33,114)	$(1,193)	$—	$—

The goodwill from acquisitions mainly represents the control premium. In addition, the consideration paid for acquisitions effectively included amounts attributed to the benefits of expected synergies, such as revenue growth and future market expansions. These benefits are not recognized separately from goodwill because they do not meet the recognition criteria for identifiable intangible assets.
The goodwill recognized on acquisitions is not expected to be deductible for tax purpose.

f.	Net cash outflow (inflow) on acquisition of subsidiaries

	AMPI	ASEEE	USIPL	FAFG	ITGEU		SER
	NT$	NT$	NT$	NT$	NT$	US$ (Note 4)	NT$	US$ (Note 4)

Consideration transferred	$250,000	$—	$313,057	$11,094,802	$50,368	$1,816	$217,919	$7,856
Less: Cash and cash equivalent acquired	(349,496)	(23,197)	(108,718)	(2,349,164)	(68,719)	(2,477)	(18,850)	(680)

Net cash outflow (inflow) on acquisition of subsidiaries	$(99,496)	$(23,197)	$204,339	$8,745,638	$(18,351)	$(661)	$199,069	$7,176

g.	Impact of acquisitions on the results of the Group
The results of operations since the acquisition date were included in the consolidated statements of comprehensive income and were as follows:

	AMPI (for the period from April 30, 2019 through December 31, 2019)	ASEEE (for the period from April 26, 2019 through December 31, 2019)	USIPL (for the period from October 31, 2019 through December 31, 2019)	FAFG (for the period from December 1, 2020 through December 31, 2020)	ITGEU (for the period from October 21, 2021 through December 31, 2021)		SER (for the period from November 2, 2021 through December 31, 2021)
	NT$	NT$	NT$	NT$	NT$	US$ (Note 4)	NT$	US$ (Note 4)

Operating revenue	$704,243	$(1,159)	$39,080	$2,043,440	$75,221	$2,712	$225,017	$8,112

Net profit (loss)	$(217,163)	$(469,598)	$(11,995)	$91,179	$(4,593)	$(166)	$(508)	$(18)

Had the abovementioned
business combinations been in effect at the beginning of each annual reporting period and the investments originally accounted for using the equity method been remeasured to their fair value as of January 1 of each respective annual reporting period, the Group’s operating revenues and profit for the year would have been NT$413,782,708 thousand and NT$18,030,506 thousand for the year ended December 31, 2019, respectively, NT$497,146,285 thousand and NT$28,833,916 thousand for the year ended December 31, 2020, respectively, and NT$570,363,380 thousand (US$20,561,045 thousand) and NT$62,277,713 thousand (US$2,245,051 thousand) for the year ended December 31, 2021, respectively. This pro-forma
information is for illustrative purposes only and is not necessarily an indication of the operating revenue and results of operations of the Group that actually would have been achieved had the acquisition been completed at the beginning of each annual reporting period, nor is it intended to be a projection of future results.
In determining the
pro-forma
operating revenue and profit for the period had each subsidiary been acquired at the beginning of each respective annual reporting period, the Group has calculated the depreciation of property, plant and equipment and the amortization of intangible assets acquired on the basis of the fair values at the initial accounting for the business combination rather than the carrying amounts recognized in the respective pre-acquisition
financial statements.

h.
As of December 31, 2021, the Group has completed the identification of the difference between the cost of the investment and the Group’s share of FAFG’s net fair value of identifiable assets and liabilities, and has retrospectively adjusted the comparative consolidated financial statements as of and
for the year ended December 31, 2020. As of December 31, 2020, the retrospective adjustments are summarized as follows:

	December 31, 2020
	After Retrospectively Adjusted	Before Retrospectively Adjusted
	NT$	NT$

Consolidated balance sheet

Inventories	$48,590,434	$48,516,459

Financial assets at fair value through profit or loss – non-current	$2,180,978	$1,793,188

Property, plant and equipment	$234,365,397	$233,207,324

Right-of-use assets	$8,741,807	$8,620,612

Goodwill	$52,709,053	$54,777,439

Other intangible assets	$27,711,771	$26,808,668

Deferred tax liabilities	$7,121,027	$6,551,233

Non-controlling interests	$15,622,009	$15,616,053